Deposits, prepayments and other receivables (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Feb. 14, 2025 HKD ($)
Prepaid Expense and Other Assets [Abstract]
Investment agreements amount				$ 15,292,500
Impaired prepayment amount			$ 10,593,902
Exhibition cost incurred	$ 21,542,500
Loss on exhibition held	496,075
Prepaid exhibition costs due from exhibition service provider	13,536,447
Reversal of impairment loss on prepayment	$ (3,083,924)	$ (393,358)	$ 0